Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	MFS SERIES TRUST VIII
Central Index Key	0000819673
Amendment Flag	false
Document Creation Date	Feb. 27, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
MFS ® Global Growth Fund | A
Prospectus:
Trading Symbol	MWOFX
MFS ® Global Growth Fund | R4
Prospectus:
Trading Symbol	MWOJX
MFS ® Global Growth Fund | B
Prospectus:
Trading Symbol	MWOBX
MFS ® Global Growth Fund | C
Prospectus:
Trading Symbol	MWOCX
MFS ® Global Growth Fund | I
Prospectus:
Trading Symbol	MWOIX
MFS ® Global Growth Fund | R1
Prospectus:
Trading Symbol	MWOGX
MFS ® Global Growth Fund | R2
Prospectus:
Trading Symbol	MGWRX
MFS ® Global Growth Fund | R3
Prospectus:
Trading Symbol	MWOHX
MFS ® Global Growth Fund | R6
Prospectus:
Trading Symbol	MWOKX
MFS ® Strategic Income Fund | A
Prospectus:
Trading Symbol	MFIOX
MFS ® Strategic Income Fund | B
Prospectus:
Trading Symbol	MIOBX
MFS ® Strategic Income Fund | C
Prospectus:
Trading Symbol	MIOCX
MFS ® Strategic Income Fund | I
Prospectus:
Trading Symbol	MFIIX
MFS ® Strategic Income Fund | R6
Prospectus:
Trading Symbol	MFIWX